UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

Bruce Fund, Inc. 20 N. Wacker Drive, Suite 2414 Chicago, IL 60606
(Address of principal executive offices) (Zip code)

R. Jeffrey Bruce Bruce and Co. 20 N. Wacker Drive, Suite 2414 Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-236-9160

Date of fiscal year end: 6/30

Date of reporting period: 3/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

COMMON STOCKS — 74.4%	Shares/Principal Amount	Fair Value

Communication Services — 1.5%
Actua Corporation(a)(b)(d)	130,000	$130,000
Sirius XM Holdings, Inc.	1,357,843	7,698,970
		7,828,970
Consumer Discretionary — 2.2%
General Motors Company	300,000	11,130,000

Consumer Staples — 0.2%
Bunge Ltd. (Bermuda)	15,000	796,050

Energy — 0.2%
Aspire Holdings, LLC.(a)(b)(d)	193,069	1,931
PetroQuest Energy, Inc.(a)(b)(d)	252,248	756,744
		758,675
Financials — 5.1%
Allstate Corporation (The)	275,000	25,899,500

Health Care — 21.8%
Abbott Laboratories	164,500	13,150,130
AbbVie, Inc.	164,500	13,257,055
Allergan p.l.c. (Ireland)	90,000	13,176,900
Bausch Health Companies, Inc. (Canada)(a)	800,000	19,760,000
EDAP TMS SA - ADR (France)(a)	733,094	2,199,282
Merck & Company, Inc.	300,000	24,951,000
Pfizer, Inc.	450,000	19,111,500
Prothena Corporation p.l.c. (Ireland)(a)	3,170	38,452
Supernus Pharmaceuticals, Inc.(a)	148,058	5,187,952
Xtant Medical Holdings, Inc.(a)	182,972	558,065
		111,390,336
Industrials — 11.5%
AMERCO	136,190	50,595,947
General Electric Company	400,000	3,996,000
Insteel Industries, Inc.	190,000	3,974,800
		58,566,747
Information Technology — 5.7%
Apple, Inc.	80,000	15,196,000
International Business Machines Corporation	100,000	14,110,000
		29,306,000
Materials — 3.0%
Ashland Global Holdings, Inc.	25,000	1,953,251
Compass Minerals International, Inc.	140,000	7,611,800
Flotek Industries, Inc.(a)	590,671	1,913,774
Goldcorp, Inc. (Canada)	200,000	2,288,000
Solitario Exploration & Royalty Corporation(a)	199,270	84,490
Valvoline, Inc.	68,633	1,273,828
		15,125,143
Utilities — 23.3%
Avista Corporation	200,000	8,124,000
CMS Energy Corporation	450,000	24,993,000

Duke Energy Corporation	300,000	27,000,000
NextEra Energy, Inc.	180,000	34,797,599
WEC Energy Group, Inc.	22,560	1,784,045
Xcel Energy, Inc.	400,000	22,484,000
		119,182,644
Total Common Stocks (Cost $229,465,758)		379,984,065

CONVERTIBLE PREFERRED STOCKS — 0.5%

Consumer Staples — 0.5%
Bunge Ltd. (Bermuda), 4.88%	27,400	2,712,600

Total Convertible Preferred Stocks (Cost $2,864,600)		2,712,600

U.S. GOVERNMENT BONDS — 12.9%

U.S. Treasury "Strips", 0.00%, 8/15/2028	$30,000,000	23,978,175
U.S. Treasury "Strips", 0.00%, 8/15/2029	30,000,000	23,355,680
U.S. Treasury "Strips", 0.00%, 2/15/2036	20,000,000	13,049,380
U.S. Treasury "Strips", 0.00%, 2/15/2041	10,000,000	5,515,751

Total U.S. Government Bonds (Cost $51,143,971)		65,898,986

CONVERTIBLE CORPORATE BONDS — 6.2%

Health Care — 5.8%
Fluidigm Corporation, 2.75%, 2/1/2034, Callable 2/6/2021@100	2,009,000	1,899,472
Inotek Pharmaceuticals Corporation, 5.75%, 8/1/2021	2,000,000	2,013,750
MannKind Corporation, 5.75%, 10/23/2021(b)(d)	18,690,000	14,017,499
Novavax, Inc., 3.75%, 2/1/2023	3,000,000	1,095,053
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024(c)	13,000,000	9,949,736
Pernix Therapeutics Holdings, Inc., 4.25%, 4/1/2021	2,000,000	10,000
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019(c)(e)	1,500,000	595,313
		29,580,823
Industrials — 0.4%
Team, Inc., 5.00%, 8/1/2023(c)	2,000,000	2,168,724

Total Convertible Corporate Bonds (Cost $42,034,210)		31,749,547

CORPORATE BONDS — 3.8%

Consumer Discretionary — 0.3%
Land O'Lakes Capital Trust I, 7.45%, 3/15/2028(c)	1,500,000	1,614,375

Energy — 0.6%
ONEOK, Inc., 6.00%, 6/15/2035	1,000,000	1,098,617
PetroQuest Energy, Inc., 10.00%, 2/15/2024, Callable 5/24/2019@102(f)	2,267,399	1,983,974
		3,082,591
Financials — 0.7%
Security Benefit Life Insurance Company, 7.45%, 10/1/2033(c)	3,000,000	3,678,282

Health Care — 1.2%
Valeant Pharmaceuticals International, Inc. (Canada), 6.13%, 4/15/2025(c)	$6,000,000	$5,955,000

Utilities — 1.0%
Constellation Energy Group, Inc., 7.60%, 4/1/2032	4,000,000	5,275,592

Total Corporate Bonds (Cost $15,711,431)		19,605,840

U.S. MUNICIPAL BONDS — 0.0%

Indianapolis Airport Authority, 6.50%, 11/15/2031(d)(e)	972,551	292
Total U.S. Municipal Bonds (Cost $162,383)		292

MONEY MARKET - 1.4%

Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 2.33%(g)	7,129,333	7,129,333

Total Money Market (Cost $7,129,333)		7,129,333

Total Investments — 99.3% (Cost $348,511,686)		507,080,663

Other Assets in Excess of Liabilities — 0.7%		3,671,724
NET ASSETS — 100.0%		$510,752,387

(a)	Non-income producing security.
(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Illiquid security.
(e)	In default.
(f)	Payment-in-kind security which may pay interest in additional principal.
(g)	Rate disclosed is the seven day effective yield as of March 31, 2019.

ADR - American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments. At March 31, 2019, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose is as follows:

Gross Unrealized Appreciation	$179,270,115
Gross Unrealized Depreciation	(20,700,237)
Net Unrealized Appreciation on Investments	$158,569,878
Tax Cost	$348,510,785

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

The Bruce Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in specific country or region.

Securities Valuation and Fair Value Measurements – In accordance with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, convertible preferred stocks, and American Depositary Receipts (ADR’s), are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2019 (Unaudited)

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, convertible corporate bonds, U.S. government bonds, and U.S. municipal bonds are valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019 based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$7,698,970	$-	$130,000	$7,828,970
Consumer Discretionary	11,130,000	-	-	11,130,000
Consumer Staples	796,050	-	-	796,050
Energy	-	-	758,675	758,675
Financials	25,899,500	-	-	25,899,500
Health Care	111,390,336	-	-	111,390,336
Industrials	58,566,747	-	-	58,566,747
Information Technology	29,306,000	-		29,306,000
Materials	15,125,143	-	-	15,125,143
Utilities	119,182,644	-	-	119,182,644
Convertible Preferred Stocks
Consumer Staples	2,712,600	-	-	2,712,600
U.S. Government Bonds
U.S. Treasury Strips	-	65,898,986	-	65,898,986
Convertible Corporate Bonds
Health Care	-	15,563,324	14,017,499	29,580,823
Industrials	-	2,168,724	-	2,168,724
Corporate Bonds
Consumer Discretionary	-	1,614,375	-	1,614,375
Energy	-	3,082,591	-	3,082,591
Financials	-	3,678,282	-	3,678,282
Health Care	-	5,955,000	-	5,955,000
Utilities	-	5,275,592	-	5,275,592
U.S. Municipal Bonds	-	292	-	292
Money Market Funds	7,129,333	-	-	7,129,333

Total	$388,937,323	$103,237,166	$14,906,174	$507,080,663

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price
•	Price given by pricing service
•	Last quoted bid & asked price
•	Third party bid & asked price
•	Indicated opening range

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2019 (Unaudited)

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Fund’s significant Level 3 fair value measurements as of March 31, 2019:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At March 31, 2019	Valuation Techniques	Unobservable Input(s)	Range
Common Stocks	$888,675	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A
Convertible Corporate Bonds	14,017,499	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A
			Discount for Lack of Marketability	1%-20%
		Comparable Security Analysis	Matrix Pricing Range	N/A
			Common Stock Valuation	N/A

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2018	Realized gain (loss)	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfer in Level 3* (a)	Transfer out Level 3* (b)	Balance as of March 31, 2019
Common Stock	$131,931	$-	$-	$-	$-	$-	$756,744	$-	$888,675
Convertible Corporate Bonds	11,961,600	-	-	2,055,899	-	-	-	-	14,017,499

Total	$12,093,531	$-	$-	$2,055,899	$-	$-	$756,744	$-	$14,906,174

*	The amount of transfers in and/or out are reflected at the reporting period end.

(a)	Transfers in relate primarily to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board, and are categorized as Level 3 inputs as of March 31, 2019.

(b)	Transfer out relate primarily to securities for which observable inputs became available during the period, and as of March 31, 2019, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of March 31, 2019.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2019 (Unaudited)

The total change in unrealized depreciation attributable to Level 3 investments still held at March 31, 2019 was as follows:

Total Change in Unrealized Depreciation
Convertible Corporate Bonds	$2,055,899
Total	$2,055,899

Restricted Securities – The Fund has acquired several securities, the sale of which is restricted, through private placement. At March 31, 2019, the aggregate market value of such securities listed below amounted to $23,961,430 or 5% of the Fund’s net assets. 100% of the restricted securities are valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

The chart below shows the restricted securities held by the Fund as of March 31, 2019:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Corporate Bonds
Land O' Lakes Capital Trust I, 7.45%, 3/15/28	1/23/09	$1,500,000	$1,104,195	$1,614,375
Security Benefit Life Insurance Company, 7.45%, 10/1/33	(a)	3,000,000	2,776,443	3,678,282
Valeant Pharmaceuticals International, Inc. 6.13%, 4/15/25	5/11/17	6,000,000	5,173,514	5,955,000

Convertible Corporate Bonds
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/24	(b)	13,000,000	12,425,024	9,949,736
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19	3/4/15	1,500,000	1,518,748	595,313
Team, Inc., 5.00%, 8/1/23	(c)	2,000,000	1,800,684	2,168,724

(a)	Purchased multiple tax lots beginning on 4/21/11.
(b)	Purchased multiple tax lots beginning on 6/4/18.
(c)	Purchased multiple tax lots beginning on 8/22/17.

Item 2. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q, disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Bruce Fund, Inc.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	5/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	5/23/2019

By	/s/ R. Jeffrey Bruce
R. Jeffrey Bruce, Principal Accounting Officer

Date	5/23/2019